Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NORTHEAST INVESTORS TRUST
Entity Central Index Key	0000072760
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
NORTHEAST INVESTORS TRUST
Shareholder Report [Line Items]
Fund Name	Northeast Investors Trust
Class Name	Northeast Investors Trust
Trading Symbol	NTHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Northeast Investors Trust (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.northeastinvestors.com/downloads. You can also request this information by contacting us at 1-800-225-6704.
Additional Information Phone Number	1-800-225-6704
Additional Information Website	www.northeastinvestors.com/downloads
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Northeast Investors Trust	$200	1.94%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?

During the fiscal year ended September 30, 2025, Northeast Investors Trust posted a total return of 11.13%, which compares with the total return of the ICE BAML US High Yield Index of 7.23%. Although long-term interest rates rose during the period, our defensive position with regard to rising interest rates was not as much of a tailwind as expected because of narrowing spread levels between high yield bonds and Treasuries. Relative performance was aided by the net benefit of bond positions that had been converted into equity positions.

At the individual security level, strong performance was recorded by the securities of Pyxus International and Homer City LLC, offset by weakness in the securities of NL Industries and American Gilsonite. Credit losses were limited, with the bonds of Altice France being exchanged for a package of cash and securities in a near-par exchange. In general, credit losses in the high yield market remain relatively low. The direct impact of tariffs on portfolio companies was limited, although there was notable volatility in the March-April period as the first details of the tariff plan emerged.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns (as of September 30, 2025)
	1 Year	5 Years	10 Years
NTHEX	11.13%	6.40%	3.45%
US High Yield Index	7.23%	5.53%	6.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 131,612,482
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 641,536
Investment Company, Portfolio Turnover	40.96%
Additional Fund Statistics [Text Block]	Fund Statistics (as of September 30, 2025)
Net Assets ($)	$131,612,482
Number of Portfolio Holdings	49
Portfolio Turnover Rate (%)	40.96%
Total Trustee Fees Paid ($)	$641,536

Holdings [Text Block]
What did the Fund invest in? (as of September 30, 2025)
Asset Allocation (% of Net Assets)
Top Ten Holdings (% of Net Assets)

Homer City Holdings, LLC	8.4%
Pyxus Holdco, Inc. 8.5%, 12/31/27	7.4%
Spirit Aerosystems, Inc. 9.375%, 11/30/29	4.0%
KB Home 7.25%, 7/15/30	3.9%
XPO Logistics, Inc. 6.25%, 6/1/28	3.9%
Fair Isaac Corp. 5.25%, 5/15/26	3.8%
SS&C Technologies 5.5%, 9/30/27	3.8%
Pitney Bowes, Inc. 6.875%, 3/15/27	3.8%
Comstock Resources, Inc. 6.75%, 7/15/27	3.8%
Performance Food Group 5.5%, 10/15/27	3.8%
Top Ten Industry Breakdown (% of Net Assets)

Largest Holdings [Text Block]
Top Ten Holdings (% of Net Assets)

Homer City Holdings, LLC	8.4%
Pyxus Holdco, Inc. 8.5%, 12/31/27	7.4%
Spirit Aerosystems, Inc. 9.375%, 11/30/29	4.0%
KB Home 7.25%, 7/15/30	3.9%
XPO Logistics, Inc. 6.25%, 6/1/28	3.9%
Fair Isaac Corp. 5.25%, 5/15/26	3.8%
SS&C Technologies 5.5%, 9/30/27	3.8%
Pitney Bowes, Inc. 6.875%, 3/15/27	3.8%
Comstock Resources, Inc. 6.75%, 7/15/27	3.8%
Performance Food Group 5.5%, 10/15/27	3.8%